Note 9 - Federal Income Taxes (Detail) - Federal Income Taxes (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current expense	$ 4,283	$ 3,133	$ 1,013
Deferred expense (benefit)	(27)	(1,299)	14
Change in deferred tax valuation allowance	0	0	485
Total	$ 4,256	$ 1,834	$ 1,512